UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22981

AVONDALE FUNDS

(Exact name of registrant as specified in charter)

c/o Avondale Investment Company, LLC

2001 Santa Monica Blvd., Suite 1165W

Santa Monica, CA 90404

(Address of principal executive offices)(Zip code)

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

(856) 374-1744

(Name and address of agent for service)

Registrant's telephone number, including area code: 310-779-7383

Date of fiscal year end: October 31

Date of reporting period: June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Avondale Core Investment Fund

APACHE CORPORATION

Ticker Symbol:APA	Cusip Number:037411105
Record Date: 3/13/2017	Meeting Date: 5/11/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
10	Frequency of Advisory Vote	For	Issuer	For	With
8	Independent Auditors	For	Issuer	For	With
9	Compensation of Executive Officers	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 4/25/2017	Meeting Date: 4/26/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Frequency of Advisory	For	Issuer	For	With
4	Independent Accountant	For	Issuer	For	With
5	Clawback	Against	Stockholder	Against	With
6	Divestiture	Against	Stockholder	Against	With
7	Independent Chairman	For	Stockholder	For	Against
8	Gender Pay Equity	Against	Issuer	Against	With

DIANA SHIPPING

Ticker Symbol:DSX	Cusip Number:Y2066G104
Record Date: 3/22/2017	Meeting Date: 5/11/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

JP MORGAN CHASE

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 5/16/2017	Meeting Date: 3/17/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
10	Special Meetings	Against	Stockholder	Against	With
2	Executive Compensation	For	Issuer	For	With
3	Accounting firm	For	Issuer	For	With
4	Compensation Frequency	For	Issuer	For	With
5	Independent Chairman	For	Stockholder	Against	Against
6	Vesting	Against	Stockholder	Against	With
7	Clawback	Against	Stockholder	Against	With
8	Gender Pay	Against	Stockholder	Against	With
9	Votes Counted	Against	Stockholder	Against	With

T-MOBILE

Ticker Symbol:TMUS	Cusip Number:1475029
Record Date: 4/17/2017	Meeting Date: 6/13/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of accountant	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Frequency of Future Advisory Vote	For	Issuer	For	With
5	Proxy Access	Against	Stockholder	Against	With
6	Limitations on Vesting	Against	Stockholder	Against	With
7	Clawback	Against	Issuer	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AVONDALE FUNDS

By /s/Scott Krisiloff

* Scott Krisiloff

President

Date: July 28, 2017

*Print the name and title of each signing officer under his or her signature.